Parent Company Balance Sheets (Tables)	12 Months Ended
Oct. 31, 2025
Parent Company Balance Sheets [Abstract]
Schedule of Consolidated Financial Statements

As of October 31, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

	October 31, 2025	October 31, 2024
	US$	US$
ASSETS
Current assets
Cash and cash equivalents	291	-
Other receivable	5,004	-
Total current assets	5,295	-
Investment in unconsolidated subsidiaries	12,481,495	7,953,227
Total assets	12,486,790	7,953,227
LIABILITIES
Current liabilities
Other payables	180,000	-
Due to related parties	23,003
Total current liabilities	203,003	-
Total liabilities	203,003	-
Total shareholders’ equity	12,283,787	7,953,227
Total liabilities and shareholders’ equity	12,486,790	7,953,227

Schedule of Condensed Statement of Income and Comprehensive Income
	October 31, 2025	October 31, 2024	October 31, 2023
	US$	US$	US$
Revenues	—	—	—
Operating expenses
General and administrative	(200,463)	-	-
Loss from operations	(200,463)	-	-
Equity method income	200,527	1,813,170	1,909,271
Interest expense	1,962	—	—
Income before income taxes	2,026	1,813,170	1,909,271
Income tax expense	—	—	—
Net income	2,026	1,813,170	1,909,271
Other comprehensive loss
Foreign currency translation difference	52,666	36,714	(39,443)
Total comprehensive income	54,692	1,849,884	1,869,828

Schedule of Condensed Statement of Cash Flows
	October 31, 2025	October 31, 2024	October 31, 2023
	US$	US$	US$
Cash Flows from Operating Activities:
Net income	2,026	1,813,170	1,909,271
Equity method income	(253,193)	(1,849,884)	(1,869,828)
Other receivables	(5,004)	-	-
Other payables	180,000	-	-
Due to related parties	23,003	-	-
Net cash used in operating activities	(53,168)	(36,714)	39,443
Investments in subsidiary	(4,275,075)	(787,266)	-
Net cash provided by investing activities	(4,275,075)	(787,266)	-
Proceeds from issuance of common stock	4,275,868	787,266	-
Net cash provided by financing activities	4,275,868	787,266	-
Net decrease in cash and cash equivalents	(52,375)	(36,714)	39,443
Cash and cash equivalents, beginning of year	-	-	-
Effect of exchange rate changes on cash and cash equivalents	52,666	36,714	(39,443)
Cash and cash equivalents, end of year	291	-	-